Leases	6 Months Ended
Dec. 31, 2022
Leases
Leases

15        Leases

(i)       Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Property	2,925	3,655	3,328
Plant and machinery	428	417	419
Total	3,353	4,072	3,747

Additions to right-of-use assets for the six months ended 31 December 2022 amounted to £301,000 and for the year ended 30 June 2022 amounted to £1,428,000.

Lease liabilities:

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Current	804	1,561	763
Non-current	2,475	2,869	2,994
Total lease liabilities	3,279	4,430	3,757

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2021	4,340
Cash flows	(868)
Additions	235
Accretion expense	50
At 31 December 2021	3,757
Cash flows	(576)
Additions	1,202
Accretion expense	47
At 30 June 2022	4,430
Cash flows	(1,515)
Additions	300
Accretion expense	64
At 31 December 2022	3,279

15        Leases (continued)

(ii)       Amounts recognized in the consolidated statement of profit or loss:

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(361)	(388)	(730)	(772)
Plant and machinery	(225)	(55)	(290)	(99)
	(586)	(443)	(1,020)	(871)
Interest expense (included in finance costs)	(41)	(25)	(64)	(50)
Expense relating to short-term leases (included in operating expenses)	(99)	(97)	(194)	(193)
Expense relating to low value leases (included in operating expenses)	—	(10)	—	(21)

(iii)       The group’s leasing activities and how these are accounted for

The Group leases various offices and equipment. All leases with a term of more than 12 months, unless the underlying asset is of low value, are recognized as a right-of-use asset, with a corresponding lease liability, at the date at which the leased asset is available for use by the Group.

The lease agreements do not impose any covenants other than the security interests in the right-of-use assets that are held by the lessor. Right-of-use assets may not be used as security for borrowing purposes.

Lease liabilities are initially measured on a present value basis. Lease liabilities include the net present value of lease payments, less any lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, which is generally the case for leases of the Group, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are initially measured at cost comprising the following:

●	the amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. Payments associated with short-term leases of property, plant and equipment and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.